Revisions (Details) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2023
Revisions [Line Items]
Accumulated deficit	$ 229,000,000	$ (4,251,812)	$ (7,733,844)
Commission revenue	$ 287,000,000
Commission expense		$ 58,000,000